EXCHANGEABLE NOTES (Schedule of Exchangeable Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Exchangeable note bond call option		$ 360
Non-current liabilities
Exchangeable note equity conversion option	238	440
Exchangeable note bond put option		1,790
Total non-current liabilities	238	2,230
Total value of embedded derivatives - net liability	$ 238	$ 1,870